Expected credit loss measurement - CLE for the period (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		$ 740	$ 38	$ 7	$ 778	$ 25
UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		16			54	25
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		5	15	(3)	20	(10)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		10	16	35	26	57
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	0	0	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		1	7	(28)	8	(24)
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	0	2	0	$ 2
Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		724
Credit Suisse BDs | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 101				101
Credit Suisse BDs | Reconciliation from US GAAP to IFRS
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	623				$ 623
Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		149
Wealth Management | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	7
Swiss Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		224
Swiss Bank | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	67
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		1
Asset Management | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		200
Investment Bank | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(3)
Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		148
Capital Release Unit | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	28
Corporate Center
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		2
Corporate Center | US GAAP
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		644	26	16
Stage 1 and 2 positions | UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		(10)
Stage 1 and 2 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		(4)	15	(8)
Stage 1 and 2 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		(11)	15	26
Stage 1 and 2 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	0	0
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		5	(5)	(2)
Stage 1 and 2 positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	0	0
Stage 1 and 2 positions | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		654
Stage 1 and 2 positions | Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		143
Stage 1 and 2 positions | Swiss Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		217
Stage 1 and 2 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		1
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		189
Stage 1 and 2 positions | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		104
Stage 1 and 2 positions | Corporate Center
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		2
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		77	12	(9)
Stage 3 positions | UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		26
Stage 3 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		9	0	6
Stage 3 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		21	0	8
Stage 3 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	0	0
Stage 3 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		(4)	12	(26)
Stage 3 positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0	$ 0	$ 2
Stage 3 positions | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		51
Stage 3 positions | Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Stage 3 positions | Swiss Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		7
Stage 3 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Stage 3 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Stage 3 positions | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		44
Stage 3 positions | Corporate Center
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		19
Purchased credit-impaired (PCI) | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		19
Purchased credit-impaired (PCI) | Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		7
Purchased credit-impaired (PCI) | Swiss Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Purchased credit-impaired (PCI) | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Purchased credit-impaired (PCI) | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		12
Purchased credit-impaired (PCI) | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		0
Purchased credit-impaired (PCI) | Corporate Center
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)		$ 0